Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Total Reserves	£ (1,464)	£ 861
Currency translation reserve
Disclosure of reserves within equity [line items]
Total Reserves	4,992	2,581
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Total Reserves	(1,342)	(118)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Total Reserves	(5,557)	(618)
Own credit reserve
Disclosure of reserves within equity [line items]
Total Reserves	467	(960)
Other reserves
Disclosure of reserves within equity [line items]
Total Reserves	£ (24)	£ (24)